GMO Climate Change Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	105 Months Ended	120 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class III
Prospectus [Line Items]
Average Annual Return, Percent			39.30%	(0.70%)			7.17%
Performance Inception Date		Apr. 05, 2017
Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			38.71%	(2.03%)			5.81%
Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			23.52%	(0.82%)			5.41%
Class III | MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%			11.72%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			39.26%	(0.71%)		5.16%
Performance Inception Date		Jan. 16, 2020
Class R6 | MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%		11.72%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			39.19%	(0.80%)	6.06%
Performance Inception Date		Feb. 25, 2020
Class I | MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	13.10%

[1]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.